STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

April 30, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.8%
Aerospace & Defense - .7%
Raytheon Technologies, Sr. Unscd. Notes		3.20	3/15/2024	300,000		300,670
The Boeing Company, Sr. Unscd. Notes		1.17	2/4/2023	500,000		494,217
					794,887
Agriculture - .3%
Philip Morris International, Sr. Unscd. Notes		1.13	5/1/2023	300,000		295,382
Asset-Backed Certificates - 8.6%
CF Hippolyta, Ser. 2020-1, Cl. A1		1.69	7/15/2060	354,394	[b]	329,042
CF Hippolyta, Ser. 2021-1A, Cl. A1		1.53	3/15/2061	265,239	[b]	241,813
CLI Funding VI, Ser. 2020-1A, Cl. A		2.08	9/18/2045	153,966	[b]	141,268
CLI Funding VI, Ser. 2020-3A, Cl. A		2.07	10/18/2045	266,229	[b]	244,912
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	425,000	[b]	320,931
DataBank Issuer, Ser. 2021-1A, Cl. A2		2.06	2/27/2051	300,000	[b]	275,154
DataBank Issuer, Ser. 2021-2A, CI. A2		2.40	10/25/2051	350,000	[b]	321,848
Domino's Pizza Master Issuer, Ser. 2021-1A, Cl. A2I		2.66	4/25/2051	222,750	[b]	200,552
Flexential Issuer, Ser. 2021-1A, Cl. A2		3.25	11/27/2051	305,000	[b]	286,979
FREED ABS Trust, Ser. 2021-3FP, CI. B		1.01	11/20/2028	500,000	[b]	487,287
HPEFS Equipment Trust, Ser. 2021-2A, CI. C		0.88	9/20/2028	500,000	[b]	477,203
MMAF Equipment Finance, Ser. 2018-A, Cl. A4		3.39	1/10/2025	107,446	[b]	108,052
MVW, Ser. 2020-1A, Cl. A		1.74	10/20/2037	117,509	[b]	112,331
New Economy Assets Phase 1 Sponsor, Ser. 2021-1, Cl. A1		1.91	10/20/2061	1,125,000	[b]	1,011,075
OneMain Financial Issuance Trust, Ser. 2019-1A, Cl. A		3.48	2/14/2031	1,094	[b]	1,094
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A		1.75	9/14/2035	350,000	[b]	320,007
Pagaya AI Debt Selection Trust, Ser. 2021-3, Cl. A		1.15	5/15/2029	391,845	[b]	383,728
Purewest Funding, Ser. 2021-1, Cl. A1		4.09	12/22/2036	424,103	[b]	412,136
Textainer Marine Containers VII, Ser. 2021-1A, Cl. A		1.68	2/20/2046	317,333	[b]	283,640

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.8% (continued)
Asset-Backed Certificates - 8.6% (continued)
Textainer Marine Containers VIII, Ser. 2020-2A, CI. A		2.10	9/20/2045	492,025	[b]	454,650
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. A		3.53	5/17/2037	659,291	[b]	646,704
Trinity Rail Leasing, Ser. 2020-2A, Cl. A1		1.83	11/19/2050	241,716	[b]	228,485
TRP, Ser. 2021-1, Cl. A		2.07	6/19/2051	295,904	[b]	267,274
TRP, Ser. 2021-2, Cl. A		2.15	6/19/2051	315,580	[b]	288,145
Upstart Securitization Trust, Ser. 2021-4, Cl. A		0.84	9/20/2031	379,168	[b]	367,702
Vantage Data Centers, Ser. 2020-2A, CI. A2		1.99	9/15/2045	414,000	[b]	368,658
Verizon Master Trust, Ser. 2021-1, Cl. C		0.89	5/20/2027	500,000		473,112
Verizon Owner Trust, Ser. 2019-A, Cl. C		3.22	9/20/2023	800,000		802,712
Volvo Financial Equipment, Ser. 2019-1A, Cl. A4		3.13	11/15/2023	291,604	[b]	292,571
					10,149,065
Asset-Backed Certificates/Auto Receivables - 12.9%
AmeriCredit Automobile Receivables Trust, Ser. 2019-1, Cl. C		3.36	2/18/2025	650,000		653,261
AmeriCredit Automobile Receivables Trust, Ser. 2020-1, Cl. C		1.59	10/20/2025	350,000		343,529
BMW Canada Auto Trust, Ser. 2021-1A, Cl. A3	CAD	0.76	12/20/2025	400,000	[b]	297,538
CarMax Auto Owner Trust, Ser. 2019-3, Cl. C		2.60	6/16/2025	315,000		311,142
CarMax Auto Owner Trust, Ser. 2019-4, Cl. B		2.32	7/15/2025	475,000		468,627
CarMax Auto Owner Trust, Ser. 2021-3, Cl. C		1.25	5/17/2027	500,000		467,832
Carvana Auto Receivables Trust, Ser. 2020-P1, Cl. C		1.32	11/9/2026	425,000		395,277
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	375,000		364,512
Carvana Auto Receivables Trust, Ser. 2021-P1, Cl. B		1.19	1/11/2027	230,000		215,256
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. B		1.98	2/10/2028	125,000		116,372
Chesapeake Funding II, Ser. 2019-1A, Cl. A2, 1 Month LIBOR +0.40%		0.95	4/15/2031	57,365	[b,c]	57,363
CPS Auto Receivables Trust, Ser. 2021-D, Cl. B		1.09	10/15/2027	525,000	[b]	505,925

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.8% (continued)
Asset-Backed Certificates/Auto Receivables - 12.9% (continued)
Drive Auto Receivables Trust, Ser. 2020-1, Cl. C		2.36	3/16/2026	186,336		186,508
Drive Auto Receivables Trust, Ser. 2021-2, Cl. B		0.58	12/15/2025	390,000		381,818
DT Auto Owner Trust, Ser. 2020-1A, Cl. B		2.16	5/15/2024	40,698	[b]	40,706
DT Auto Owner Trust, Ser. 2020-1A, Cl. C		2.29	11/17/2025	500,000	[b]	498,714
DT Auto Owner Trust, Ser. 2020-2A, Cl. B		2.08	3/16/2026	269,827	[b]	270,085
DT Auto Owner Trust, Ser. 2021-2A, Cl. B		0.81	1/15/2027	675,000	[b]	658,825
Exeter Automobile Receivables Trust, Ser. 2020-2A, Cl. B		2.08	7/15/2024	4,011	[b]	4,012
Exeter Automobile Receivables Trust, Ser. 2021-2A, CI. B		0.57	9/15/2025	490,000		483,038
Exeter Automobile Receivables Trust, Ser. 2021-2A, Cl. C		0.98	6/15/2026	475,000		458,552
Exeter Automobile Receivables Trust, Ser. 2021-3A, Cl. B		0.69	1/15/2026	390,000		380,854
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. B	CAD	1.87	6/15/2026	450,000	[b]	333,115
Ford Credit Auto Owner Trust, Ser. 2018-2, Cl. A		3.47	1/15/2030	129,000	[b]	129,814
Ford Credit Auto Owner Trust, Ser. 2020-2, Cl. B		1.49	4/15/2033	375,000	[b]	343,122
GM Financial Automobile Leasing Trust, Ser. 2021-3, Cl. B		0.76	7/21/2025	500,000		475,675
GM Financial Consumer Automobile Receivables Trust, Ser. 2020-4, Cl. B		0.73	3/16/2026	300,000		284,772
GMF Canada Leasing Trust, Ser. 2020-1A, Cl. B	CAD	1.69	11/20/2025	550,000	[b]	422,626
GMF Canada Leasing Trust, Ser. 2021-1A, Cl. B	CAD	1.26	5/20/2026	850,000	[b]	640,572
Hertz Vehicle Financing, Ser. 2021-1A, CI. A		1.21	12/26/2025	650,000	[b]	611,414
MBarc Credit Canada, Ser. 2021-AA, Cl. A3	CAD	0.93	2/17/2026	325,000	[b]	244,386
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4		3.63	9/10/2025	122,194	[b]	122,978
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	22,768	[b]	22,796
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	271,989	[b]	273,381
OSCAR US Funding XIII, Ser. 2021-2A, Cl. A4		1.27	9/11/2028	600,000	[b]	553,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.8% (continued)
Asset-Backed Certificates/Auto Receivables - 12.9% (continued)
Santander Drive Auto Receivables Trust, Ser. 2020-2, Cl. C		1.46	9/15/2025	215,000		214,328
Santander Drive Auto Receivables Trust, Ser. 2021-4, CI. C		1.26	2/16/2027	260,000		246,589
Santander Retail Auto Lease Trust, Ser. 2020-A, Cl. C		2.08	3/20/2024	750,000	[b]	749,426
Silver Arrow Canada, Ser. 2019-1A, Cl. A3	CAD	2.40	8/15/2026	328,005		255,556
Tesla Auto Lease Trust, Ser. 2019-A, Cl. B		2.41	12/20/2022	550,000	[b]	549,802
Tesla Auto Lease Trust, Ser. 2020-A, Cl. B		1.18	1/22/2024	100,000	[b]	98,875
Tesla Auto Lease Trust, Ser. 2021-A, CI. C		1.18	3/20/2025	275,000	[b]	263,319
Tesla Auto Lease Trust, Ser. 2021-A, Cl. A3		0.56	3/20/2025	300,000	[b]	289,591
Westlake Automobile Receivables Trust, Ser. 2021-1A, Cl. C		0.95	3/16/2026	510,000	[b]	494,480
					15,179,513
Asset-Backed Certificates/Student Loans - .1%
Navient Private Education Loan Trust, Ser. 2014-AA, Cl. A2A		2.74	2/15/2029	119,214	[b]	119,421
Automobiles & Components - 2.0%
Daimler Finance North America, Gtd. Notes		0.75	3/1/2024	650,000	[b]	622,287
Ford Motor Credit, Sr. Unscd. Notes		2.30	2/10/2025	290,000		269,674
Ford Motor Credit, Sr. Unscd. Notes		3.38	11/13/2025	300,000		288,410
General Motors, Sr. Unscd. Notes		5.40	10/2/2023	350,000		359,546
General Motors Financial, Sr. Unscd. Notes		1.70	8/18/2023	300,000		294,153
Volkswagen Group of America Finance, Gtd. Notes		1.25	11/24/2025	500,000	[b]	455,713
					2,289,783
Banks - 8.1%
Banco Santander, Sr. Unscd. Notes		1.85	3/25/2026	600,000		546,001
Banco Santander Mexico, Sr. Unscd. Notes		5.38	4/17/2025	200,000	[b]	205,247
Bank of America, Jr. Sub. Notes, Ser. JJ		5.13	6/20/2024	192,000	[d]	187,272
Bank of America, Jr. Sub. Notes, Ser. X		6.25	9/5/2024	196,000	[d]	198,901
Bank of America, Sr. Unscd. Notes		0.98	9/25/2025	700,000		652,244
Barclays, Sr. Unscd. Notes		3.93	5/7/2025	300,000		298,813
BNP Paribas, Sr. Unscd. Notes		2.22	6/9/2026	325,000	[b]	303,503
BNP Paribas, Sub. Notes		4.38	3/1/2033	300,000	[b]	284,434

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.8% (continued)
Banks - 8.1% (continued)
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	0.45	6/22/2023	650,000		633,324
Citigroup, Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	600,000	[d]	546,000
Credit Agricole, Sub. Notes	4.38	3/17/2025	600,000		599,677
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	500,000	[b]	477,396
First-Citizens Bank & Trust, Sub. Notes	6.13	3/9/2028	275,000	[e]	295,053
HSBC Holdings, Sr. Unscd. Notes	0.73	8/17/2024	255,000		245,570
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	280,000		279,677
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	614,000	[d]	582,272
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	425,000		427,599
KeyBank, Sr. Unscd. Notes	1.25	3/10/2023	300,000		296,754
National Bank of Canada, Gtd. Notes	0.75	8/6/2024	330,000		310,385
NatWest Group, Sr. Unscd. Notes	3.88	9/12/2023	325,000		326,143
The Goldman Sachs Group, Jr. Sub. Notes, Ser. T	3.80	5/10/2026	350,000	[d]	308,869
The Goldman Sachs Group, Sr. Unscd. Notes	0.93	10/21/2024	660,000		634,597
The PNC Financial Services Group, Jr. Sub. Bonds, Ser. T	3.40	9/15/2026	1,000,000	[d]	862,500
				9,502,231
Chemicals - .9%
Braskem Netherlands Finance, Gtd. Notes	4.50	1/10/2028	500,000		471,450
MEGlobal Canada, Gtd. Notes	5.00	5/18/2025	300,000		306,189
Nutrien, Sr. Unscd. Notes	1.90	5/13/2023	100,000		99,006
SPCM, Sr. Unscd. Notes	3.13	3/15/2027	250,000	[b]	220,919
				1,097,564
Collateralized Loan Obligations Debt - 6.8%
Antares CLO, Ser. 2020-1A, Cl. A1R, 3 Month LIBOR +1.46%	2.64	10/23/2033	350,000	[b,c]	345,903
Arbor Realty Commercial Real Estate Notes CLO, Ser. 2021-FL4, Cl. A, 1 Month LIBOR +1.35%	1.90	11/15/2036	365,000	[b,c]	363,047
Bain Capital Credit CLO, Ser. 2020-3A, Cl. A1R, 3 Month LIBOR +1.16%	2.34	10/23/2034	360,000	[b,c]	355,524
Ballyrock CLO, Ser. 2020-2A, Cl. A1R, 3 Month LIBOR +1.01%	2.07	10/20/2031	275,000	[b,c]	272,742
California Street IX CLO, Ser. 2012-9A, CI. AR3, 3 Month LIBOR +1.10%	2.14	7/16/2032	500,000	[b,c]	495,749
Carlyle US CLO, Ser. 2017-1A, Cl. A1R, 3 Month LIBOR +1.00%	2.06	4/20/2031	500,000	[b,c]	495,896

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.8% (continued)
Collateralized Loan Obligations Debt - 6.8% (continued)
Cent 21 CLO, Ser. 2014-21A, Cl. A1R3, 3 Month LIBOR +0.97%	2.19	7/27/2030	325,000	[b,c]	323,044
Columbia Cent 30 CLO, Ser. 2020-30A, Cl. A1, 3 Month LIBOR +1.31%	2.37	1/20/2034	330,000	[b,c]	328,253
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, 3 Month LIBOR +0.97%	2.01	4/15/2031	275,000	[b,c]	272,995
Dryden 83 CLO, Ser. 2020-83A, Cl. B, 3 Month LIBOR +1.60%	2.64	1/18/2032	600,000	[b,c]	595,475
Madison Park Funding XXVII CLO, Ser. 2018-27A, Cl. A1A, 3 Month LIBOR +1.03%	2.09	4/20/2030	300,000	[b,c]	298,738
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. A, 3 Month LIBOR +0.75%	1.79	4/15/2029	364,491	[b,c]	361,648
Magnetite XIX CLO, Ser. 2017-19A, Cl. AR, 3 Month LIBOR +1.05%	2.09	4/17/2034	325,000	[b,c]	320,647
Magnetite XVII CLO, Ser. 2016-17A, Cl. AR, 3 Month LIBOR +1.10%	2.16	7/20/2031	325,000	[b,c]	323,428
MF1 CLO, Ser. 2021-FL7, CI. AS, 1 Month LIBOR +1.45%	2.00	10/16/2036	500,000	[b,c]	492,464
MF1 CLO, Ser. 2022-FL8, CI. AS, 1 Month SOFR +1.75%	2.02	2/19/2037	375,000	[b,c]	374,755
Neuberger Berman Loan Advisers 40 CLO, Ser. 2021-40A, Cl. B, 3 Month LIBOR +1.40%	2.44	4/16/2033	400,000	[b,c]	393,802
RIN IV CLO, Ser. 2021-1A, CI. A, 3 Month LIBOR +1.30%	1.55	4/20/2033	250,000	[b,c]	247,736
Symphony XV CLO, Ser. 2014-15A, Cl. BR3, 3 Month LIBOR +1.55%	2.59	1/17/2032	550,000	[b,c]	543,174
Symphony XXIV CLO, Ser. 2020-24A, Cl. A, 3 Month LIBOR +1.20%	2.38	1/23/2032	300,000	[b,c]	299,020
Thompson Park CLO, Ser. 2021-1A, CI. A1, 3 Month LIBOR +1.00%	2.04	4/15/2034	350,000	[b,c]	344,810
Voya CLO, Ser. 2019-1A, Cl. AR, 3 Month LIBOR +1.06%	2.10	4/15/2031	150,000	[b,c]	149,012
				7,997,862
Commercial & Professional Services - .4%
Avis Budget Car Rental, Gtd. Notes	5.75	7/15/2027	500,000	[b]	490,621
Commercial Mortgage Pass-Through Certificates - 13.6%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A	3.68	12/17/2036	280,472	[b]	277,526
Bank, Ser. 2020-BN25, Cl. A2	2.76	1/15/2063	335,000		322,769
BBCMS Mortgage Trust, Ser. 2019-BWAY, Cl. A, 1 Month LIBOR +0.96%	1.51	11/15/2034	275,000	[b,c]	271,257

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.8% (continued)
Commercial Mortgage Pass-Through Certificates - 13.6% (continued)
Benchmark Mortgage Trust, Ser. 2020-B16, Cl. A2	2.88	2/15/2053	325,000		316,277
BF Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%	1.75	12/15/2035	610,000	[b,c]	600,969
BF Mortgage Trust, Ser. 2019-NYT, Cl. B, 1 Month LIBOR +1.40%	1.95	12/15/2035	365,000	[b,c]	355,005
BSREP Commercial Mortgage Trust, Ser. 2021-DC, Cl. C, 1 Month LIBOR +1.55%	2.11	8/15/2038	500,000	[b,c]	486,513
BX Commercial Mortgage Trust, Ser. 2019-IMC, Cl. A, 1 Month LIBOR +1.00%	1.55	4/15/2034	500,000	[b,c]	493,257
BX Commercial Mortgage Trust, Ser. 2020-VKNG, Cl. B, 1 Month LIBOR +1.13%	1.68	10/15/2037	291,885	[b,c]	286,445
BX Commercial Mortgage Trust, Ser. 2021-ACNT, Cl. B, 1 Month LIBOR +1.25%	1.81	11/15/2038	500,000	[b,c]	488,414
BXHPP Trust, Ser. 2021-FILM, Cl. B, 1 Month LIBOR +0.90%	1.45	8/15/2036	450,000	[b,c]	432,292
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	1.62	12/15/2037	500,000	[b,c]	498,194
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. B, 1 Month LIBOR +1.25%	1.80	12/15/2037	100,000	[b,c]	98,955
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. B, 1 Month LIBOR +1.25%	1.80	11/15/2036	675,000	[b,c]	662,284
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. C, 1 Month LIBOR +1.75%	2.30	6/15/2034	694,928	[b,c]	676,780
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	270,000		268,136
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	320,000		310,409
Commercial Mortgage Trust, Ser. 2014-CR20, Cl. A3	3.33	11/10/2047	194,589		192,568
Commercial Mortgage Trust, Ser. 2015-LC23, Cl. A3	3.52	10/10/2048	430,000		424,040
CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Cl. A3	3.24	4/15/2050	480,679		468,162
DBWF Mortgage Trust, Ser. 2016-85T, Cl. A	3.79	12/10/2036	350,000	[b]	343,606
GS Mortgage Securities Trust, Ser. 2019-70P, Cl. B, 1 Month LIBOR +1.32%	1.87	10/15/2036	560,000	[b,c]	546,731

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.8% (continued)
Commercial Mortgage Pass-Through Certificates - 13.6% (continued)
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%	1.55	11/15/2036	384,071	[b,c]	375,840
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C30, Cl. A4	3.55	7/15/2048	347,127		343,886
KKR Industrial Portfolio Trust, Ser. 2021-KDIP, Cl. C, 1 Month LIBOR +1.00%	1.55	12/15/2037	255,000	[b,c]	248,352
Lanark Master Issuer, Ser. 2020-1A, Cl. 1A	2.28	12/22/2069	225,000	[b]	224,409
LIFE Mortgage Trust, Ser. 2021-BMR, CI. C, 1 Month LIBOR +1.10%	1.65	3/15/2038	491,485	[b,c]	473,663
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C13, Cl. A3	3.77	11/15/2046	889,229		884,767
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C17, Cl. A4	3.44	8/15/2047	549,170		544,558
Natixis Commercial Mortgage Securities Trust, Ser. 2020-2PAC, Cl. A	2.97	12/15/2038	490,000	[b]	474,076
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, CI. A1	2.28	1/25/2026	589,758	[b]	547,088
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	554,779	[b]	548,548
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A	2.75	3/17/2038	323,866	[b]	309,557
VASA Trust, Ser. 2021-VASA, CI. B, 1 Month LIBOR +1.25%	1.80	7/15/2039	425,000	[b,c]	414,857
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	685,000		672,499
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C27, Cl. A4	3.19	2/15/2048	431,105		420,096
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A2	2.50	6/15/2053	300,000		287,981
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, 1 Month LIBOR +1.15%	1.70	2/15/2040	181,804	[b,c]	179,428
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/15/2046	235,419		235,861
				16,006,055
Consumer Discretionary - 1.0%
Hilton Worldwide Finance, Gtd. Notes	4.88	4/1/2027	200,000		198,240
Lennar, Gtd. Notes	4.50	4/30/2024	600,000		609,314

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.8% (continued)
Consumer Discretionary - 1.0% (continued)
Marriott International, Sr. Unscd. Notes, Ser. EE	5.75	5/1/2025	58,000		60,860
Taylor Morrison Holdings II, Gtd. Notes	5.63	3/1/2024	300,000		302,468
				1,170,882
Diversified Financials - 3.7%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	700,000		623,090
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	500,000		445,182
Air Lease, Sr. Unscd. Notes	3.38	7/1/2025	625,000		603,973
Ally Financial, Jr. Sub. Notes, Ser. B	4.70	5/15/2026	400,000	[d]	346,650
Ally Financial, Sr. Unscd. Notes	3.05	6/5/2023	325,000		324,577
Capital One Financial, Sub. Notes	4.20	10/29/2025	650,000		649,263
Discover Financial Services, Sr. Unscd. Notes	3.75	3/4/2025	450,000		450,353
Mamoura Diversified Global Holding, Gtd. Notes	2.50	11/7/2024	320,000		314,052
SLM, Sr. Unscd. Notes	4.20	10/29/2025	635,000		621,030
				4,378,170
Energy - 4.6%
Aker BP, Sr. Unscd. Notes	3.00	1/15/2025	325,000	[b]	317,196
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.88	3/31/2025	585,000		607,894
Enbridge, Gtd. Notes	1.60	10/4/2026	500,000		452,313
Enbridge, Gtd. Notes	2.50	1/15/2025	300,000	[e]	291,295
Energy Transfer, Sr. Unscd. Notes	2.90	5/15/2025	500,000		483,194
EQT, Sr. Unscd. Notes	3.13	5/15/2026	500,000	[b]	471,970
Marathon Petroleum, Sr. Unscd. Notes	3.63	9/15/2024	300,000		298,828
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	155,000		155,787
Occidental Petroleum, Sr. Unscd. Notes	5.50	12/1/2025	310,000		315,797
Parkland, Gtd. Notes	4.63	5/1/2030	1,000,000	[b]	876,785
Petroleos Mexicanos, Gtd. Notes	4.25	1/15/2025	1,000,000	[e]	965,090
Pioneer Natural Resources, Sr. Unscd. Notes	0.55	5/15/2023	150,000		146,218
				5,382,367
Food Products - .8%
JBS Finance Luxembourg, Gtd. Notes	3.63	1/15/2032	325,000		276,432
MARB BondCo, Gtd. Bonds	3.95	1/29/2031	350,000		291,372
MARB BondCo, Gtd. Bonds	3.95	1/29/2031	260,000	[b]	216,447
Mondelez International, Sr. Unscd. Notes	2.13	3/17/2024	147,000		144,412
				928,663

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.8% (continued)
Foreign Governmental - .7%
Philippine, Sr. Unscd. Notes	EUR	0.13	2/3/2023	525,000		551,561
Romania, Sr. Unscd. Notes		4.88	1/22/2024	300,000		307,329
					858,890
Health Care - 1.8%
AbbVie, Sr. Unscd. Notes		3.80	3/15/2025	450,000		450,877
Bausch Health, Sr. Scd. Notes		5.75	8/15/2027	500,000	[b]	468,420
HCA, Gtd. Notes		5.38	2/1/2025	300,000		309,000
Royalty Pharma, Gtd. Notes		1.20	9/2/2025	325,000		295,518
Shire Acquisitions Investments Ireland, Gtd. Notes		3.20	9/23/2026	300,000		289,652
Tenet Healthcare, Sr. Scd. Notes		4.88	1/1/2026	300,000	[b]	294,077
					2,107,544
Industrial - .6%
General Electric, Jr. Sub. Debs., Ser. D, 3 Month LIBOR +3.33%		4.16	9/15/2022	755,000	[c,d]	716,208
Insurance - 1.9%
Allianz, Jr. Sub. Bonds		3.20	10/30/2027	400,000	[b,d]	325,880
Berkshire Hathaway, Sr. Unscd. Notes	EUR	0.14	3/12/2025	875,000		888,904
Jackson Financial, Sr. Unscd. Notes		1.13	11/22/2023	410,000	[b]	395,720
Prudential Financial, Jr. Sub. Notes		5.63	6/15/2043	600,000		600,582
					2,211,086
Materials - 1.6%
Ball, Gtd. Notes		5.25	7/1/2025	575,000		590,036
Berry Global, Sr. Scd. Notes		1.57	1/15/2026	175,000		159,318
Crown Americas, Gtd. Notes		4.75	2/1/2026	190,000		189,516
Sealed Air, Sr. Scd. Notes		1.57	10/15/2026	1,075,000	[b]	950,668
					1,889,538
Media - .6%
CCO Holdings, Sr. Unscd. Notes		4.25	2/1/2031	375,000	[b]	316,763
Charter Communications Operating, Sr. Scd. Notes		4.46	7/23/2022	380,000		380,666
					697,429
Metals & Mining - ..3%
Anglo American Capital, Gtd. Notes		3.63	9/11/2024	300,000	[b]	298,521
Municipal Securities - .5%
California Health Facilities Financing Authority, Revenue Bonds		0.95	6/1/2025	300,000		277,978
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C		1.33	11/1/2025	75,000		69,857
University of Washington, Revenue Bonds, Refunding, Ser. B		0.73	4/1/2026	325,000		294,006
					641,841

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.8% (continued)
Real Estate - 3.5%
Blackstone Mortgage Trust, Sr. Scd. Notes		3.75	1/15/2027	500,000	[b]	456,885
Equinix, Sr. Unscd. Notes		1.00	9/15/2025	430,000		390,226
GLP Capital, Gtd. Notes		3.25	1/15/2032	150,000		126,434
GLP Capital, Gtd. Notes		5.38	4/15/2026	710,000		725,107
Healthpeak Properties, Sr. Unscd. Notes		1.35	2/1/2027	515,000		462,482
SBA Tower Trust, Asset Backed Notes		1.84	4/15/2027	500,000	[b]	447,141
SBA Tower Trust, Asset Backed Notes		1.88	1/15/2026	275,000	[b]	254,983
SBA Tower Trust, Asset Backed Notes		2.84	1/15/2025	650,000	[b]	631,231
VICI Properties, Gtd. Notes		3.88	2/15/2029	293,000		279,815
WPC Eurobond, Gtd. Notes	EUR	1.35	4/15/2028	300,000		288,625
					4,062,929
Retailing - 1.0%
7-Eleven, Sr. Unscd. Notes		0.80	2/10/2024	500,000	[b]	476,742
Autozone, Sr. Unscd. Notes		3.63	4/15/2025	300,000		300,228
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	300,000		312,039
Yum! Brands, Sr. Unscd. Notes		4.63	1/31/2032	149,000		135,627
					1,224,636
Semiconductors & Semiconductor Equipment - .3%
Skyworks Solutions, Sr. Unscd. Notes		1.80	6/1/2026	150,000		136,598
TSMC Arizona, Gtd. Notes		1.75	10/25/2026	240,000		220,195
					356,793
Supranational Bank - .9%
Africa Finance, Sr. Unscd. Notes		2.88	4/28/2028	225,000	[b]	206,438
The African Export-Import Bank, Sr. Unscd. Notes		3.80	5/17/2031	200,000	[b]	182,972
The African Export-Import Bank, Sr. Unscd. Notes		4.13	6/20/2024	300,000		299,634
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	350,000		357,140
					1,046,184
Technology Hardware & Equipment - .3%
Dell International, Sr. Unscd. Notes		5.45	6/15/2023	106,000		108,341
Hewlett Packard Enterprise, Sr. Unscd. Notes		1.45	4/1/2024	300,000		289,240
					397,581
Telecommunication Services - 1.0%
Level 3 Financing, Gtd. Notes		4.25	7/1/2028	150,000	[b]	126,999

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.8% (continued)
Telecommunication Services - 1.0% (continued)
Millicom International Cellular, Sr. Unscd. Notes	4.50	4/27/2031	200,000	[b]	173,500
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	300,000		297,094
T-Mobile USA, Gtd. Notes	2.25	2/15/2026	300,000		276,326
T-Mobile USA, Sr. Scd. Notes	3.50	4/15/2025	300,000		296,074
				1,169,993
Transportation - .3%
Canadian Pacific Railway, Gtd. Notes	1.35	12/2/2024	385,000		364,912
U.S. Government Agencies Collateralized Mortgage Obligations - 1.3%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3541, Cl. KB	4.00	6/15/2024	81,708	[f]	82,309
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091 Cl. KC	3.00	8/15/2040	95,035	[f]	95,051
Federal Home Loan Mortgage Corp., REMIC, Ser. 4262, Cl. AB	2.50	1/15/2031	81,282	[f]	81,222
Federal Home Loan Mortgage Corp., REMIC, Ser. 4838, Cl. VA	4.00	3/15/2036	382,497	[f]	385,662
Federal Home Loan Mortgage Corp., REMIC, Ser. 5050, Cl. XA	1.00	7/15/2039	604,361	[f]	565,795
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU	2.50	5/25/2060	122,525	[f]	118,064
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1	3.50	11/25/2028	67,881	[f]	68,866
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP	3.00	3/25/2033	85,521	[f]	84,947
Government National Mortgage Association, Ser. 2011-H23, Cl. HA	3.00	12/20/2061	5,365		5,247
				1,487,163
U.S. Government Agencies Collateralized Municipal-Backed Securities - .1%
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, 1 Month SOFR +2.00%	2.29	1/25/2051	72,859	[b,c,f]	70,849
U.S. Government Agencies Mortgage-Backed - .2%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/2029			123,709	[f]	121,386
Federal National Mortgage Association:
2.00%, 3/1/2023			54,651	[f]	52,354
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031			2,258		2,491

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.8% (continued)
U.S. Government Agencies Mortgage-Backed - .2% (continued)
7.50%, 11/20/2029-12/20/2030			2,557		2,771
				179,002
U.S. Treasury Securities - 3.7%
U.S. Treasury Notes	1.13	2/28/2027	4,750,000		4,363,135
Utilities - 3.7%
American Electric Power, Jr. Sub. Notes	2.03	3/15/2024	170,000		165,603
Dominion Energy, Sr. Unscd. Notes	3.90	10/1/2025	575,000		579,073
Duke Energy, Sr. Unscd. Notes	2.65	9/1/2026	300,000		284,208
Edison International, Sr. Unscd. Notes	2.40	9/15/2022	350,000		348,774
Edison International, Sr. Unscd. Notes	3.13	11/15/2022	350,000		350,582
Entergy, Sr. Unscd. Notes	0.90	9/15/2025	500,000		453,304
NRG Energy, Sr. Scd. Notes	2.00	12/2/2025	600,000	[b]	558,092
Pacific Gas & Electric, First Mortgage Bonds	3.25	2/16/2024	600,000		592,323
The AES, Sr. Unscd. Notes	1.38	1/15/2026	300,000		269,076
The AES, Sr. Unscd. Notes	3.30	7/15/2025	300,000	[b]	290,951
Xcel Energy, Sr. Unscd. Notes	1.75	3/15/2027	500,000		453,216
				4,345,202
Total Bonds and Notes (cost $109,972,448)			104,271,902
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 8.2%
U.S. Government Securities
U.S. Treasury Bills	0.66	9/1/2022	2,600,000	[g]	2,590,660
U.S. Treasury Bills	0.64	8/18/2022	1,920,000	[g]	1,914,280
U.S. Treasury Bills	0.43	7/28/2022	5,100,000	[g]	5,089,893
Total Short-Term Investments (cost $9,605,084)			9,594,833
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,233,044)	0.38		2,233,044	[h]	2,233,044

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $434,730)	0.38	434,730	[h] 434,730
Total Investments (cost $122,245,306)		99.3%	116,534,509
Cash and Receivables (Net)		0.7%	813,405
Net Assets		100.0%	117,347,914

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

CAD—Canadian Dollar

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities were valued at $47,649,935 or 40.61% of net assets.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Security, or portion thereof, on loan. At April 30, 2022, the value of the fund’s securities on loan was $420,340 and the value of the collateral was $434,730. In addition, the value of collateral may include pending sales that are also on loan.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Security is a discount security. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Short Term Income Fund

April 30, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	94	6/30/2022	20,184,339	19,816,375	(367,964)
U.S. Treasury 5 Year Notes	60	6/30/2022	7,024,278	6,760,313	(263,965)
Futures Short
Euro-Bobl	12	6/8/2022	1,683,826[a]	1,610,022	73,804
U.S. Treasury 10 Year Notes	22	6/21/2022	2,780,938	2,621,438	159,500
Ultra 10 Year U.S. Treasury Notes	12	6/21/2022	1,678,692	1,548,000	130,692
Gross Unrealized Appreciation				363,996
Gross Unrealized Depreciation				(631,929)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Short Term Income Fund

April 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
HSBC
United States Dollar	2,691,641	Canadian Dollar	3,388,650	5/10/2022	53,937
United States Dollar	2,915,892	Euro	2,669,483	5/10/2022	98,453
Gross Unrealized Appreciation					152,390

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

April 30, 2022 (Unaudited)

The following is a summary of the inputs used as of April 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	25,447,999	-	25,447,999
Collateralized Loan Obligations	-	7,997,862	-	7,997,862
Commercial Mortgage-Backed	-	16,006,055	-	16,006,055
Corporate Bonds	-	47,219,106	-	47,219,106
Foreign Governmental	-	858,890	-	858,890
Investment Companies	2,667,774	-	-	2,667,774
Municipal Securities	-	641,841	-	641,841
U.S. Government Agencies Collateralized Mortgage Obligations	-	1,487,163	-	1,487,163
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	70,849	-	70,849
U.S. Government Agencies Mortgage-Backed	-	179,002	-	179,002
U.S. Treasury Securities	-	13,957,968	-	13,957,968
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	152,390	-	152,390
Futures††	363,996	-	-	363,996
Liabilities ($)
Other Financial Instruments:
Futures††	(631,929)	-	-	(631,929)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at April 30, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At April 30, 2022, accumulated net unrealized depreciation on investments was $5,710,797, consisting of $180,861 gross unrealized appreciation and $5,891,658 gross unrealized depreciation.

At April 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.